Commitments and Contingencies (Details)					1 Months Ended
	Mar. 06, 2023 USD ($)	Mar. 06, 2023 CNY (¥)	Jan. 10, 2023 USD ($)	Jan. 10, 2023 CNY (¥)	Apr. 28, 2022 USD ($)	Apr. 28, 2022 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Debt dispute	$ 69,159	¥ 477,001			$ 71,282	¥ 491,647
Payments of debt			$ 71,282	¥ 491,647